Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–168.26%(a)
Alabama–3.06%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 4,875	$ 5,640,863
Birmingham (City of), AL Airport Authority; Series 2010, RB (INS - AGM)(b)	5.25%	07/01/2030	2,500	2,509,200
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	245	235,283
Birmingham (City of), AL Water Works Board;
Series 2015 A, Ref. RB (c)	5.00%	01/01/2042	4,995	6,044,450
Series 2016 B, Ref. RB	5.00%	01/01/2043	1,260	1,495,607
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (d)	5.50%	01/01/2043	2,525	1,656,703
Lower Alabama Gas District (The); Series 2016 A, RB (c)	5.00%	09/01/2046	2,700	3,552,390
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (e)	5.25%	05/01/2044	835	854,656
				21,989,152
Alaska–0.68%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	4,755	4,909,870
Arizona–4.49%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,210	2,400,944
Arizona (State of) Industrial Development Authority; Series 2019 A-2, RB	3.63%	05/20/2033	1,128	1,131,818
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2037	1,000	996,610
Series 2019 A, RB	5.00%	01/01/2038	1,000	986,160
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB (e)	5.25%	07/01/2052	1,250	1,232,762
City of Phoenix Civic Improvement Corp; Series 2020, RB (c)	5.00%	07/01/2049	3,070	3,591,900
City of Phoenix Civic Improvement Corp.; Series 2020 A, RB	5.00%	07/01/2044	2,040	2,670,972
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,105	1,062,303
Series 2017, Ref. RB	5.00%	11/15/2045	905	735,204
Goodyear (City of), AZ; Series 2020, RB (INS - AGM)(b)	4.00%	07/01/2045	1,750	2,011,362
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB (e)	5.00%	07/01/2054	230	227,760
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	1,195	1,197,940
Phoenix (City of), AZ Industrial Development Authority (Career Success Schools);
Series 2009, RB	7.00%	01/01/2039	970	972,328
Series 2009, RB	7.13%	01/01/2045	925	927,266
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (e)	6.50%	07/01/2034	510	560,362
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	3,175	3,282,759
Phoenix Civic Improvement Corp.;
Series 2017 A, RB (f)	5.00%	07/01/2042	1,585	1,800,576
Series 2017 A, RB (f)	5.00%	07/01/2047	2,535	2,861,838
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB (e)	5.00%	06/15/2052	365	326,102
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (e)	5.38%	07/01/2052	1,215	1,153,655
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	815	1,063,950
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	1,000	1,122,460
				32,317,031
Arkansas–0.08%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2039	500	569,575
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–16.29%
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB (c)	5.00%	04/01/2056	$ 2,550	$ 2,987,147
Series 2017, Ref. RB	4.00%	04/01/2037	2,200	2,478,740
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (g)	0.00%	08/01/2028	1,250	1,136,612
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (g)	0.00%	06/01/2055	11,260	716,023
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	3,800	4,125,052
Series 2012, GO Bonds	5.00%	04/01/2042	2,790	2,993,112
Series 2013, GO Bonds	5.00%	04/01/2037	1,850	2,045,896
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	2,500	2,854,725
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (e)	5.00%	04/01/2049	855	889,610
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB (h)(i)	5.50%	08/15/2020	1,000	1,010,860
California (State of) Housing Finance Agency; Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	507	517,959
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2035	1,280	1,415,360
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB (f)	5.00%	12/31/2038	1,515	1,663,758
Series 2018 A, RB (f)	5.00%	12/31/2043	2,055	2,231,155
California (State of) Pollution Control Finance Authority;
Series 2012, RB (e)(f)	5.00%	07/01/2027	1,415	1,481,562
Series 2012, RB (e)(f)	5.00%	07/01/2030	1,650	1,720,455
Series 2012, RB (e)(f)	5.00%	07/01/2037	3,610	3,719,852
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	875	899,815
Series 2016 A, RB (e)	5.00%	12/01/2041	1,380	1,416,874
Series 2016 A, RB (e)	5.25%	12/01/2056	1,025	1,041,564
California State University; Series 2018 A, Ref. RB	5.00%	11/01/2048	2,110	2,623,869
City of Long Beach CA Harbor Revenue; Series 2020-XM0865, Ctfs. (c)	5.00%	05/15/2044	2,045	2,533,796
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	540	540,454
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB (g)(h)	0.00%	01/01/2023	10,750	10,617,775
Series 2015, Ref. RB (INS - AGM)(b)(g)	0.00%	01/15/2034	4,225	2,844,354
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	1,400	1,553,160
Series 2015 A, Ref. RB	5.00%	06/01/2040	5,000	5,738,200
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	1,165	1,165,944
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2010 A, RB (c)	5.00%	05/15/2035	544	550,468
Series 2010 B, RB	5.00%	05/15/2040	2,000	2,025,000
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	2,315	3,471,898
Series 2009 B, RB	6.13%	11/01/2029	995	1,244,287
Series 2009 B, RB	7.00%	11/01/2034	595	872,805
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds (j)	6.25%	08/01/2043	2,055	2,181,958
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2049	630	660,965
Sacramento (County of), CA; Series 2010, RB	5.00%	07/01/2040	3,415	3,424,733
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,460	2,502,706
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds (c)	5.00%	08/01/2036	6,210	6,563,101
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. RB (f)	5.00%	05/01/2025	1,165	1,204,237
Series 2011 F, Ref. RB (f)	5.00%	05/01/2026	2,335	2,412,779
Series 2016 B, RB (f)	5.00%	05/01/2041	5,000	5,627,900
Series 2019 A, Ref. RB (f)	5.00%	05/01/2036	1,195	1,424,834
Series 2019 A, Ref. RB (f)	5.00%	05/01/2039	2,400	2,834,352
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB (c)	5.00%	11/01/2036	5,070	5,416,433
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	685	743,232
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (g)	0.00%	06/01/2041	$ 3,560	$ 1,098,260
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (c)	5.25%	07/01/2029	1,440	1,514,534
State of California; Series 2020-XX1123, Ctfs. (c)(k)	4.00%	03/01/2046	3,070	3,615,386
University of California; Series 2018 AZ, Ref. RB (c)	4.00%	05/15/2048	2,460	2,817,758
				117,171,309
Colorado–3.74%
Arkansas River Power Authority; Series 2006, RB (h)	5.88%	10/01/2026	1,260	1,516,158
Colorado (State of) Board of Governors;
Series 2012 A, RB (c)	5.00%	03/01/2038	3,000	3,252,690
Series 2012 A, RB (c)	5.00%	03/01/2041	2,650	2,873,210
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,195	1,383,081
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,705	1,736,150
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The));
Series 2013, RB (h)(i)	5.63%	06/01/2023	500	580,690
Series 2017, Ref. RB (h)(i)	5.00%	06/01/2027	600	778,728
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	670	604,668
Series 2007 A, RB	5.30%	07/01/2037	505	395,693
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	945	939,358
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	2,100	2,105,565
Series 2010, RB	6.00%	01/15/2034	1,700	1,703,502
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	490,755
Colorado Health Facilities Authority; Series 2020-XX1130, Ctfs. (c)(k)	5.00%	08/01/2044	1,275	1,428,255
Denver (City & County of), CO;
Series 2012 B, RB	5.00%	11/15/2037	1,750	1,876,735
Series 2018 A, Ref. RB (c)(f)	5.25%	12/01/2048	1,795	2,110,543
Series 2018 A-2, RB (g)	0.00%	08/01/2034	1,730	1,150,191
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	720	686,318
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	865	1,297,362
				26,909,652
Connecticut–0.61%
Connecticut (State of) (Bradley International Airport); Series 2000 A, RB (INS - ACA)(b)(f)	6.60%	07/01/2024	2,540	2,546,782
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB (f)	5.50%	04/01/2021	1,800	1,867,572
				4,414,354
District of Columbia–3.11%
District of Columbia; Series 2014 C, GO Bonds (c)	5.00%	06/01/2035	7,050	8,164,887
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	2,245	2,027,190
District of Columbia Water & Sewer Authority; Series 2013 A, RB (c)	5.00%	10/01/2023	3,080	3,562,698
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	6,720	6,900,499
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,705	1,730,166
				22,385,440
Florida–8.31%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	515	537,881
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	687,790
Broward (County of), FL;
Series 2013 C, RB (h)(i)	5.25%	10/01/2023	2,380	2,772,700
Series 2015 A, RB (f)	5.00%	10/01/2045	1,440	1,589,501
Series 2017, RB (c)(f)(k)	5.00%	10/01/2047	2,645	2,995,992
Series 2019 B, RB (f)	4.00%	09/01/2044	850	897,770
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB (e)	6.00%	07/01/2045	255	202,898
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs. (c)(k)	5.00%	07/01/2049	2,430	2,872,965
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,309,157) (d)(e)	7.75%	05/15/2035	$ 1,340	$ 1,005,000
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB	6.00%	04/01/2042	1,450	1,573,018
Escambia (County of), FL Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (h)	5.95%	07/01/2020	50	50,230
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,080	3,420,771
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (f)	5.13%	06/01/2027	2,475	2,589,494
Gainesville (City of), FL (Utilities System); Series 2019 A, RB	5.00%	10/01/2044	1,250	1,585,775
Gramercy Farms Community Development District; Series 2011, Ref. RB (j)(l)	6.75%	05/01/2039	1,685	808,800
Greater Orlando Aviation Authority; Series 2019 A, RB (f)	4.00%	10/01/2044	2,250	2,435,355
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (f)	5.00%	10/01/2048	2,120	2,382,477
JEA Electric System Revenue; Series 2012 3B, RB	5.00%	10/01/2039	215	228,018
Miami Beach (City of), FL Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	955	1,016,636
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB (f)(h)(i)	5.00%	10/01/2022	1,000	1,103,640
Series 2012 B, Ref. RB	5.00%	10/01/2032	1,180	1,303,357
Series 2016 A, Ref. RB	5.00%	10/01/2041	2,855	3,239,654
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (c)	5.00%	04/01/2053	3,945	4,432,129
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB	5.00%	07/01/2040	4,250	4,261,220
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB (h)(i)	6.13%	08/01/2020	715	721,757
Series 2010, Ref. RB	6.13%	08/01/2042	255	256,476
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(f)(i)(m)	0.94%	11/01/2021	600	600,630
Orange (County of), FL Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, RB	7.00%	10/01/2025	645	647,528
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB (f)	5.00%	10/01/2047	3,465	3,964,064
Osceola (County of), FL;
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2044	1,000	372,520
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2052	460	120,750
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2053	455	114,228
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2054	390	93,616
Overoaks Community Development District; Series 2010 A-2, RB (j)	6.13%	05/01/2035	160	161,749
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB (c)	5.00%	10/01/2031	3,860	4,096,927
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	855	1,035,918
Reunion East Community Development District;
Series 2005, RB (d)(l)	5.80%	05/01/2036	348	4
Series 2015-2, RB	6.60%	05/01/2036	315	305,931
Sterling Hill Community Development District; Series 2003 A, RB (l)(n)	6.20%	05/01/2035	1,149	724,003
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,081,630
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,380	1,485,887
				59,776,689
Georgia–3.60%
Atlanta (City of), GA; Series 2015, Ref. RB (c)	5.00%	11/01/2040	12,580	14,646,769
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	3,090	3,276,729
Brookhaven Development Authority;
Series 2020, RB (c)(k)	4.00%	07/01/2044	1,150	1,290,749
Series 2020, RB (c)(k)	4.00%	07/01/2049	1,710	1,903,880
DeKalb (County of), GA Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC (h)(i)	6.00%	09/01/2020	2,500	2,536,125
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2042	1,000	1,114,380
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	1,000	1,105,700
				25,874,332
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–1.46%
Hawaii (State of);
Series 2010 A, RB	5.00%	07/01/2039	$ 3,075	$ 3,083,302
Series 2015 A, RB (f)	5.00%	07/01/2045	1,740	1,939,961
Series 2018 A, RB (f)	5.00%	07/01/2043	1,565	1,815,885
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, RB (h)(i)	5.75%	07/01/2020	1,480	1,486,616
Series 2013 A, Ref. RB	5.50%	07/01/2043	2,000	2,160,620
				10,486,384
Idaho–0.31%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	885	724,806
Regents of the University of Idaho; Series 2011, Ref. RB (i)	5.25%	04/01/2021	1,470	1,522,082
				2,246,888
Illinois–18.02%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	1,080	1,080,227
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,075	1,103,025
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	435	444,279
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	350	356,472
Series 2011 A, RB (h)(i)	5.25%	01/01/2022	2,910	3,138,406
Series 2011, COP	7.13%	05/01/2021	521	521,108
Series 2012 A, GO Bonds	5.00%	01/01/2033	1,710	1,710,513
Series 2012 A, GO Bonds (INS - BAM)(b)	5.00%	01/01/2033	2,025	2,126,675
Series 2012, RB	5.00%	01/01/2042	2,745	2,854,169
Series 2014, RB	5.00%	11/01/2044	895	945,424
Series 2014, Ref. RB (INS - AGM)(b)	5.00%	01/01/2032	1,200	1,325,148
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,475	3,598,884
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,075	2,226,081
Series 2017-2, Ref. RB (INS - AGM)(b)	5.00%	11/01/2038	1,500	1,719,285
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB (f)	5.50%	01/01/2032	2,770	2,980,049
Series 2014 A, Ref. RB (f)	5.00%	01/01/2041	1,275	1,356,128
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB (f)	5.00%	01/01/2046	865	937,253
Series 2015 D, RB	5.00%	01/01/2046	605	662,856
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,720	1,925,162
Series 2017 D, RB	5.25%	01/01/2042	1,385	1,581,421
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	1,305	1,234,530
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2032	735	847,139
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	744,818
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,025	1,047,673
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,785	2,040,826
Chicago (City of), IL Transit Authority;
Series 2011, RB (c)(k)	5.25%	12/01/2036	5,760	6,002,035
Series 2014, RB	5.00%	12/01/2044	3,835	4,121,206
Chicago Park District;
Series 2020 D, GO Bonds (INS - BAM)(b)	4.00%	01/01/2035	1,000	1,084,490
Series 2020 D, GO Bonds (INS - BAM)(b)	4.00%	01/01/2039	1,320	1,412,308
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2013, GO Bonds (INS - BAM)(b)	5.50%	07/01/2038	$ 2,525	$ 2,666,375
Series 2014, GO Bonds	5.25%	02/01/2034	1,300	1,319,357
Series 2014, GO Bonds	5.00%	05/01/2035	370	371,943
Series 2014, GO Bonds	5.00%	05/01/2036	1,150	1,154,002
Series 2016, GO Bonds	5.00%	11/01/2036	930	935,022
Series 2017 C, GO Bonds	5.00%	11/01/2029	270	273,324
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,825	1,863,343
Series 2017 D, GO Bonds	5.00%	11/01/2024	85	86,681
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,325	1,350,413
Series 2018 A, GO Bonds	6.00%	05/01/2027	780	827,892
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,255	1,271,315
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	2,120	2,146,818
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	600	609,984
Series 2020, GO Bonds	5.50%	05/01/2039	1,710	1,796,594
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012, RB (h)(i)	5.00%	03/01/2022	1,000	1,083,305
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,470	1,634,184
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB (f)	8.00%	06/01/2032	370	369,952
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	615	579,023
Series 2019 A, Ref. RB	5.00%	11/01/2040	60	54,364
Series 2019 A, Ref. RB	5.00%	11/01/2049	565	491,544
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,430	2,709,936
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 B, RB (d)	5.63%	05/15/2020	1,568	1,018,880
Series 2016, RB (d)	2.00%	05/15/2055	366	3,660
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,000,290
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,115	2,327,367
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/2041	3,565	3,695,016
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	3,720	4,087,201
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(b)(g)	0.00%	12/15/2029	2,800	2,051,616
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010, RB (h)(i)	5.50%	06/15/2020	820	821,468
Series 2010, RB	5.50%	06/15/2050	2,555	2,559,292
Series 2015 A, RB	5.50%	06/15/2053	1,800	1,821,168
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(b)	5.25%	06/15/2031	1,235	1,348,620
Series 2014, Ref. RB (INS - AGM)(b)	5.25%	06/15/2032	1,125	1,217,329
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB (c)	5.00%	01/01/2038	3,875	4,182,288
Series 2015 A, RB (c)	5.00%	01/01/2040	6,480	7,481,614
Metropolitan Water Reclamation District of Greater Chicago; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	3,220	4,615,934
Peoria (County of), IL; Series 2011, GO Bonds (c)	5.00%	12/15/2041	1,800	1,842,714
Railsplitter Tobacco Settlement Authority; Series 2010, RB (h)(i)	5.50%	06/01/2021	5,475	5,763,916
Regional Transportation Authority;
Series 2002 A, RB (INS - NATL)(b)	6.00%	07/01/2029	1,175	1,585,827
Series 2018 B, RB	5.00%	06/01/2040	2,360	2,819,232
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB (c)	5.00%	01/01/2048	4,275	4,670,138
				129,636,531
Indiana–3.22%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031	3,505	3,732,720
Indiana (State of) Finance Authority (Kings Daughters Hospital & Health); Series 2010, RB	5.50%	08/15/2045	1,000	1,004,280
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB (f)	5.00%	07/01/2035	500	526,790
Series 2013 A, RB (f)	5.00%	07/01/2048	715	744,766
Series 2013, RB (f)	5.00%	07/01/2040	3,960	4,148,456
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, RB	5.00%	06/01/2032	$ 1,825	$ 1,861,719
Series 2012 A, RB	5.00%	06/01/2039	2,680	2,694,418
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB (h)(i)	5.25%	07/01/2023	1,500	1,726,500
Series 2016 A, Ref. RB	5.00%	01/01/2042	1,260	1,482,554
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (c)	5.00%	02/01/2030	3,300	3,666,498
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (f)	6.75%	01/01/2034	1,500	1,594,380
				23,183,081
Iowa–1.51%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,325	1,339,734
Series 2013, RB (e)	5.88%	12/01/2027	1,110	1,146,919
Series 2013, Ref. RB (i)	5.25%	12/01/2037	1,290	1,297,147
Series 2019, Ref. RB	3.13%	12/01/2022	495	490,248
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	910	877,913
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, RB (j)	5.60%	06/01/2034	285	288,762
Series 2005 C, RB	5.50%	06/01/2042	2,005	2,031,466
Series 2005 C, RB	5.63%	06/01/2046	1,395	1,413,414
Series 2005 E, RB (g)	0.00%	06/01/2046	12,920	1,968,491
				10,854,094
Kansas–0.61%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	1,400	1,594,852
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	2,470	2,798,263
				4,393,115
Kentucky–3.17%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(i)(m)	1.54%	02/01/2025	720	702,274
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	12/01/2047	1,140	1,191,539
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	2,030	2,099,832
Series 2015 A, RB	5.00%	01/01/2045	340	348,184
Kentucky (State of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,290	1,374,443
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,035	1,074,123
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, RB (h)(i)	6.00%	06/01/2020	1,000	1,000,000
Series 2010 A, RB (h)(i)	6.38%	06/01/2020	1,850	1,850,000
Series 2010 A, RB (h)(i)	6.50%	06/01/2020	3,400	3,400,000
Kentucky (State of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,000	1,074,810
Kentucky (State of) Public Energy Authority; Series 2019 C, RB (i)	4.00%	02/01/2028	1,520	1,690,392
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,034,380
Kentucky Bond Development Corp; Series 2020, RB (INS - BAM)(b)(c)(k)	5.00%	09/01/2044	3,920	4,866,562
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,100,510
				22,807,049
Louisiana–1.34%
Jefferson Sales Tax District; Series 2019 B, RB (INS - AGM)(b)	4.00%	12/01/2039	1,000	1,161,210
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB (e)	3.90%	11/01/2044	1,000	828,170
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	1,165	1,252,352
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2043	$ 455	$ 539,657
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB (i)	4.00%	06/01/2022	1,000	1,034,930
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030	700	700,987
Series 2013 A, Ref. RB	5.25%	05/15/2031	885	907,001
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,680	1,758,977
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,415	1,480,415
				9,663,699
Maryland–0.90%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	400	401,644
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	790	892,321
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,620	1,752,710
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (h)(i)	5.75%	06/01/2020	1,565	1,565,000
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (h)(i)	5.38%	06/01/2020	1,110	1,110,000
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	750	739,928
				6,461,603
Massachusetts–2.36%
Massachusetts (Commonwealth of) Transportation Fund Revenue; Series 2016 B, RB	4.00%	06/01/2046	2,565	2,847,586
Massachusetts (State of) (Consolidated Loan of 2019); Series 2019, GO Bonds	5.00%	05/01/2047	1,000	1,271,370
Massachusetts (State of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	750	772,755
Massachusetts (State of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	2,525	2,837,898
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,390	3,585,739
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB (h)(i)	7.25%	01/01/2021	1,225	1,274,637
Massachusetts (State of) Port Authority; Series 2019 A, Ref. RB (f)	5.00%	07/01/2036	1,010	1,214,838
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. RB (c)	5.00%	08/01/2031	3,000	3,169,140
				16,973,963
Michigan–5.33%
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	670	690,288
Detroit Downtown Development Authority;
Series 2018 A, RB (INS - AGM)(b)(c)(k)	5.00%	07/01/2038	1,000	1,136,500
Series 2018 A, Ref. RB (INS - AGM)(b)(c)(k)	5.00%	07/01/2043	1,150	1,303,560
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	1,175	973,300
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (c)	5.00%	04/15/2041	2,925	3,519,214
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,905	2,121,884
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	1,700	1,934,294
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	840	1,036,930
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. RB	5.00%	07/01/2044	1,275	1,333,178
Series 2014 C-3, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	2,785	3,191,304
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	640	717,376
Series 2014 D-1, Ref. RB (INS - AGM)(b)	5.00%	07/01/2035	1,250	1,412,150
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	640	726,541
Series 2015, Ref. RB	5.00%	07/01/2035	1,305	1,542,888
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB	5.00%	06/01/2039	2,330	2,561,951
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB (c)	5.00%	12/01/2046	3,980	4,567,647
Michigan (State of) Hospital Finance Authority (Ascension Health); Series 2010, Ref. RB	5.00%	11/15/2047	1,000	1,247,670
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB (f)	5.00%	12/31/2032	750	829,815
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	3,365	3,365,067
Saginaw (City of), MI Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB (h)(i)	5.00%	07/01/2020	3,000	3,011,640
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2017 B, RB (f)	5.00%	12/01/2042	1,000	1,117,370
				38,340,567
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–0.31%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	$ 310	$ 291,914
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	474,785
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,270	1,479,093
				2,245,792
Mississippi–0.72%
Medical Center Educational Building Corp. (The University of Mississippi Medical Center New Facilities and Refinancing); Series 2017 A, Ref. RB	5.00%	06/01/2047	3,000	3,536,490
West Rankin Utility Authority; Series 2018, RB (INS - AGM)(b)	5.00%	01/01/2048	1,380	1,653,130
				5,189,620
Missouri–1.03%
Kansas (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,290	2,436,675
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(b)(f)	5.00%	03/01/2049	1,020	1,183,965
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	520	462,103
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2014, RB	5.00%	02/01/2035	1,000	1,003,250
Series 2019, Ref. RB	5.00%	02/01/2048	335	320,005
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,140	1,994,223
				7,400,221
Nebraska–1.81%
Central Plains Energy Project (No. 3);
Series 2012, RB (o)	5.00%	09/01/2032	1,500	1,612,440
Series 2012, RB (o)	5.25%	09/01/2037	1,500	1,620,690
Series 2012, RB (o)	5.00%	09/01/2042	2,750	2,956,140
Series 2017 A, Ref. RB	5.00%	09/01/2034	210	266,562
Series 2017 A, Ref. RB	5.00%	09/01/2042	2,205	2,883,765
Central Plains Energy Project (No. 4); Series 2018, RB (i)	5.00%	01/01/2024	1,835	2,038,905
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2036	1,500	1,640,640
				13,019,142
New Hampshire–0.35%
National Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	1	1,556
New Hampshire (State of) Health and Education Facilities Authority Act; Series 2020 A, RB	5.00%	08/01/2059	1,835	2,525,272
				2,526,828
New Jersey–5.31%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(b)	5.75%	11/01/2028	940	1,162,141
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS - NATL)(b)	5.90%	03/15/2021	6,080	6,283,801
Series 2005 N-1, Ref. RB (INS - NATL)(b)(c)(k)	5.50%	09/01/2022	3,855	4,025,699
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB (f)	5.13%	09/15/2023	890	887,882
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (h)(i)	5.88%	06/01/2020	2,475	2,475,000
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(m)	1.74%	03/01/2028	500	484,150
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB (f)	5.13%	01/01/2034	1,250	1,353,462
Series 2013, RB (f)	5.38%	01/01/2043	1,000	1,084,640
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB (f)	5.00%	12/01/2024	1,135	1,292,561
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2011 A, RB (h)(i)	5.50%	06/15/2021	$ 3,195	$ 3,370,182
Series 2011 B, RB	5.50%	06/15/2031	1,080	1,097,086
Series 2014, RB	5.00%	06/15/2030	945	1,025,183
Series 2015 AA, RB	5.25%	06/15/2033	1,545	1,621,864
Series 2018 A, Ref. RB	5.00%	12/15/2024	500	530,110
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,265	1,347,883
Series 2018 A, Ref. RN (c)(k)	5.00%	06/15/2029	1,625	1,758,071
Series 2018 A, Ref. RN (c)(k)	5.00%	06/15/2030	555	597,358
Series 2018 A, Ref. RN (c)(k)	5.00%	06/15/2031	1,020	1,092,726
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,035	1,125,314
New Jersey (State of) Turnpike Authority; Series 2013 A, RB (h)(i)	5.00%	07/01/2022	900	990,243
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (f)	5.00%	12/01/2023	815	845,652
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,565	2,818,217
Series 2018 A, Ref. RB	5.25%	06/01/2046	855	955,428
				38,224,653
New Mexico–0.43%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	3,125	3,128,188
New York–20.71%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (e)(f)	5.25%	12/31/2033	400	376,632
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,775	2,775,139
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(b)(c)	4.00%	02/15/2047	3,380	3,692,346
Metropolitan Transportation Authority;
Series 2010 D, RB (h)(i)	5.25%	11/15/2020	7,500	7,674,450
Series 2017 C1, RB	5.00%	11/15/2023	615	642,521
Series 2020 A-1, RB (INS - BAM)(b)	4.00%	11/15/2053	400	423,844
Series 2020 A-2, RB	4.00%	02/01/2022	1,190	1,193,939
Series 2020 C-1, RB	5.25%	11/15/2055	1,365	1,503,930
Metropolitan Transportation Authority (Climate Bond Certified); Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	550,391
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB (c)(f)	5.00%	09/15/2028	3,360	4,094,866
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB (INS - NATL)(b)(f)	5.75%	12/01/2022	1,900	1,910,355
Series 1997 6, RB (INS - NATL)(b)(f)	5.75%	12/01/2025	3,000	3,016,320
Series 2010 8, RB	6.00%	12/01/2036	3,000	3,017,040
Series 2010, RB	5.50%	12/01/2031	680	683,903
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	7,000	7,729,750
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	1,270	1,584,338
Subseries 2013, RB (c)	5.00%	11/01/2038	10,155	11,378,271
New York (City of), NY Water & Sewer System; Series 2019 EE-2, Ref. RB (c)	4.00%	06/15/2040	2,850	3,344,333
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	3,240	3,477,460
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(b)	5.00%	10/01/2024	225	225,779
Series 2018 E, RB (c)	5.00%	03/15/2045	5,850	7,122,785
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2019 A, Ref. RB	4.00%	07/01/2040	650	695,792
Series 2019 A, Ref. RB	5.00%	07/01/2041	700	810,873
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB (c)	5.00%	03/15/2030	3,390	3,508,413
Series 2013 A, RB (h)(i)	5.00%	02/15/2023	2,900	3,275,028
Series 2014 C, RB (c)	5.00%	03/15/2040	5,655	6,375,673
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,265	1,582,173
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(b)	5.75%	07/01/2027	1,000	1,218,220
New York (State of) Metropolitan Transportation Authority; Subseries 2015 A-2, RB (SIFMA Municipal Swap Index + 0.58%)(i)(m)	0.72%	12/01/2038	595	595,000
New York (State of) Thruway Authority; Series 2011 A-1, RB (c)	5.00%	04/01/2029	5,670	5,876,331
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB (c)	5.00%	12/15/2031	$ 2,910	$ 3,335,908
New York City Transitional Finance Authority; Series 2020 C-1, RB	4.00%	05/01/2039	2,045	2,395,983
New York City Transitional Finance Authority Future Tax Secured Revenue; Series 2020-XF2864, Ctfs. (c)	4.00%	11/01/2045	3,410	3,882,012
New York City Water & Sewer System; Series 2012 FF, RB (c)	5.00%	06/15/2045	9,285	9,987,690
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (e)	5.00%	11/15/2044	6,730	6,673,535
New York Power Authority; Series 2020-XF0956, Ctfs. (c)	4.00%	11/15/2050	3,740	4,364,206
New York State Thruway Authority;
Series 2020-XM0830, Ctfs. (c)	4.00%	01/01/2050	5,505	5,899,268
Series 2020-XX1127, Ctfs. (INS - AGM)(b)(c)(k)	4.00%	01/01/2050	2,670	2,895,775
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2016, Ref. RB (f)	5.00%	08/01/2021	610	605,364
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB (f)	5.00%	08/01/2026	1,725	1,665,522
Series 2016, Ref. RB (f)	5.00%	08/01/2031	680	655,710
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (f)	5.00%	01/01/2031	245	246,534
Series 2018, RB (f)	5.00%	01/01/2033	2,145	2,158,428
Series 2018, RB (f)	5.00%	01/01/2034	2,070	2,082,958
Series 2018, RB (f)	4.00%	01/01/2036	1,535	1,502,151
Series 2018, RB (f)	5.00%	01/01/2036	645	649,038
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (f)	5.00%	07/01/2046	3,310	3,457,527
Series 2016 A, RB (f)	5.25%	01/01/2050	1,810	1,904,174
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,775	1,789,590
Triborough Bridge and Tunnel Authority; Series 1992 Y, RB (h)	6.13%	01/01/2021	320	331,091
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,290	2,158,554
				148,996,913
North Carolina–2.59%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2019, RB	4.00%	07/01/2044	640	701,958
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB (f)	5.00%	06/30/2054	3,180	3,245,572
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB (c)	5.00%	10/01/2055	9,800	12,192,768
University of North Carolina at Chapel Hill (University of North Carolina Hospital); Series 2019, RB	5.00%	02/01/2049	1,685	2,488,138
				18,628,436
North Dakota–0.75%
McLean (County of), ND (Great River Energy); Series 2010 B, RB	5.15%	07/01/2040	1,000	1,003,600
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,210	2,309,384
Series 2017 C, RB	5.00%	06/01/2048	1,970	2,051,302
				5,364,286
Ohio–7.77%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	2,695	2,922,781
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,105	1,237,545
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	3,610	3,850,390
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2037	1,470	1,730,616
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	545	633,573
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	480	536,146
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,240	3,428,957
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	10,815	10,930,398
Series 2020 B-3, Ref. RB (g)	0.00%	06/01/2057	3,660	473,458
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,150	1,179,348
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB (e)	5.00%	06/01/2028	850	852,168
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,730	1,851,463
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Franklin (County of), OH (OhioHealth Corp.); Series 2011 A, RB (c)	5.00%	11/15/2036	$ 3,685	$ 3,852,336
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	1,555	1,706,535
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	2,525	2,342,846
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	2,520	2,856,521
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB (h)(i)	6.25%	06/01/2021	1,200	1,270,164
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,710	1,760,479
Lucas (County of), OH (ProMedica Healthcare); Series 2011 A, RB (h)(i)	6.50%	11/15/2021	3,500	3,813,250
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (e)	6.00%	04/01/2038	1,440	854,179
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,000	1,018,290
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(b)(f)	5.00%	12/31/2039	825	939,560
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB (f)(i)	2.60%	10/01/2029	1,000	1,010,550
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB (e)(f)	4.25%	01/15/2038	600	604,386
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, RB	5.75%	11/15/2035	2,005	2,011,757
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	1,705	2,211,095
				55,878,791
Oklahoma–1.67%
Edmond Public Works Authority;
Series 2017, RB (c)	5.00%	07/01/2042	2,780	3,382,537
Series 2017, RB (c)	5.00%	07/01/2047	3,265	3,933,182
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	2,225	2,429,388
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB (d)	5.00%	08/01/2052	1,990	796,000
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,285	1,458,501
				11,999,608
Oregon–0.60%
University of Oregon; Series 2020, RB (c)(k)	5.00%	04/01/2050	3,410	4,286,609
Pennsylvania–3.91%
Allegheny (County of), PA Higher Education Building Authority (Duquesne University); Series 2011 A, RB (h)(i)	5.50%	03/01/2021	1,500	1,559,325
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,120,470
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network); Series 2018 A, Ref. RB	4.00%	04/01/2044	855	884,737
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing); Series 2017 C, RB	5.00%	05/15/2037	1,000	1,009,910
Franklin (County of), PA Industrial Development Authority (Chambersburg Hospital); Series 2010, RB (h)(i)	5.38%	07/01/2020	2,900	2,911,890
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2027	750	741,240
Pennsylvania (State of) Turnpike Commission;
Series 2014 A, RB (j)	4.75%	12/01/2037	1,010	1,099,143
Series 2018 A-2, RB	5.00%	12/01/2048	1,220	1,445,932
Series 2018 B, RB	5.25%	12/01/2048	1,200	1,433,880
Subseries 2010 B-2, RB (h)(i)(j)	5.75%	12/01/2020	3,450	3,544,600
Subseries 2010 B-2, RB (h)(i)(j)	6.00%	12/01/2020	2,100	2,159,955
Subseries 2014 A-2, RB (j)	5.13%	12/01/2039	1,000	1,024,480
Subseries 2017 B-1, RB	5.25%	06/01/2047	2,400	2,757,168
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,125	1,339,762
Series 2017 B, Ref. RB (f)	5.00%	07/01/2047	2,985	3,343,528
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	735	826,970
Series 2017 A, Ref. RB	5.00%	09/01/2047	865	952,149
				28,155,139
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–4.06%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$ 3,525	$ 3,543,330
Series 2002, RB	5.63%	05/15/2043	1,520	1,526,384
Series 2005 A, RB (g)	0.00%	05/15/2050	6,050	890,560
Series 2005 B, RB (g)	0.00%	05/15/2055	2,600	208,208
Series 2008 A, RB (g)	0.00%	05/15/2057	15,290	837,127
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(b)	6.00%	07/01/2027	405	409,054
Series 2004 A, GO Bonds (INS - NATL)(b)	5.25%	07/01/2021	500	502,200
Series 2012 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	07/01/2035	470	474,305
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB	6.00%	07/01/2044	1,535	1,558,025
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2032	1,825	1,806,951
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2033	750	740,617
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2035	660	650,008
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 CC, Ref. RB (INS - AGM)(b)	5.25%	07/01/2033	1,260	1,341,005
Series 2007 N, Ref. RB (INS - NATL)(b)	5.25%	07/01/2032	785	777,236
Series 2007 N, Ref. RB (INS - AGC)(b)	5.25%	07/01/2034	1,225	1,306,181
Series 2007 N, Ref. RB (INS - AGC)(b)	5.25%	07/01/2036	1,100	1,172,776
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS - NATL)(b)	6.00%	07/01/2024	2,065	2,085,671
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (g)	0.00%	07/01/2027	455	359,382
Series 2018 A-1, RB (g)	0.00%	07/01/2029	1,525	1,105,000
Series 2018 A-1, RB (g)	0.00%	07/01/2031	330	217,216
Series 2018 A-1, RB (g)	0.00%	07/01/2033	2,165	1,299,953
Series 2018 A-1, RB (g)	0.00%	07/01/2051	4,200	796,740
Series 2018 A-1, RB	4.75%	07/01/2053	1,385	1,351,095
Series 2018 A-1, RB	5.00%	07/01/2058	3,195	3,205,416
Series 2019 A-2, RB	4.33%	07/01/2040	1,115	1,073,187
				29,237,627
Rhode Island–0.17%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	1,105	1,208,461
South Carolina–1.76%
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,000	954,630
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (h)(i)	5.25%	08/01/2023	1,600	1,848,096
South Carolina (State of) Ports Authority; Series 2015, RB (f)(h)(i)	5.25%	07/01/2025	3,285	4,063,085
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	1,215	1,301,071
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/2033	4,500	4,508,640
				12,675,522
South Dakota–0.48%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,660	1,807,474
Series 2015, Ref. RB	5.00%	11/01/2045	1,475	1,632,088
				3,439,562
Tennessee–0.85%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,770	1,988,471
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2038	1,585	1,725,510
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	1,450	1,621,202
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB (f)	5.00%	07/01/2049	665	782,439
				6,117,622
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–15.25%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	$ 1,750	$ 1,907,972
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,710	1,839,225
Dallas-Fort Worth (Cities of), TX International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2035	3,525	3,574,914
Series 2013 A, RB (f)	5.00%	11/01/2030	1,700	1,818,388
Series 2014 A, Ref. RB (f)	5.25%	11/01/2026	1,000	1,114,940
Houston (City of), TX;
Series 2011 D, RB (c)	5.00%	11/15/2031	1,215	1,298,641
Series 2011 D, RB (c)	5.00%	11/15/2033	3,120	3,334,781
Series 2018, RB (f)	5.00%	07/15/2028	505	504,970
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (f)	5.00%	07/15/2020	865	862,794
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (f)	4.75%	07/01/2024	1,770	1,760,212
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (e)	5.50%	08/15/2045	1,360	1,387,445
Lower Colorado River Authority;
Series 2012 A, Ref. RB (h)(i)	5.00%	05/15/2022	5	5,455
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,390	2,594,273
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	2,100	2,177,805
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB (e)(f)	4.63%	10/01/2031	3,150	3,179,956
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2028	1,005	950,489
Series 2018, Ref. RB	5.00%	10/01/2031	600	545,148
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook);
Series 2017 B, RB	4.75%	07/01/2042	1,115	727,838
Series 2017 B, RB	5.00%	07/01/2052	595	378,545
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	815	697,021
Series 2016, Ref. RB	5.00%	07/01/2046	435	342,162
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, RB (INS - AGM)(b)	5.00%	04/01/2046	2,055	2,210,543
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	505	450,470
Series 2017, Ref. RB	5.00%	01/01/2047	630	552,069
North Texas Tollway Authority;
Series 2008 I, Ref. RB (INS - AGC)(b)(j)	6.20%	01/01/2042	1,000	1,192,490
Series 2011 A, RB (c)	5.50%	09/01/2036	4,365	4,650,165
Series 2015 B, Ref. RB (c)(k)	5.00%	01/01/2040	10,095	10,874,334
San Antonio (City of), TX; Series 2013, RB	5.00%	02/01/2038	2,695	2,972,827
Southwest Higher Education Authority, Inc. (Southern Methodist University); Series 2010, RB (h)(i)	5.00%	10/01/2020	1,250	1,270,112
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB (c)	5.00%	02/15/2047	3,530	4,094,765
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,830	2,687,170
Series 2016, Ref. RB	5.00%	05/15/2045	1,380	1,245,395
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB (d)	5.63%	11/15/2027	1,000	700,000
Series 2007, RB (d)	5.75%	11/16/2037	825	577,500
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	440	426,246
Series 2017A, RB	6.38%	02/15/2048	1,985	1,723,635
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,315	5,058,259
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,730	2,077,730
Series 2019, RB (g)	0.00%	08/01/2042	2,290	833,125
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB (h)(i)	5.00%	08/15/2022	3,780	4,181,247
Series 2015 B, Ref. RB (g)	0.00%	08/15/2036	3,555	1,841,988
Series 2015 B, Ref. RB (g)	0.00%	08/15/2037	1,210	598,212
Series 2015 C, Ref. RB	5.00%	08/15/2042	5,445	5,726,561
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) Water Development Board; Series 2017 A, RB	4.00%	10/15/2035	$ 280	$ 331,694
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	5,075	5,833,915
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2027	1,500	1,591,215
Series 2012, RB	5.00%	12/15/2028	1,410	1,492,668
Series 2012, RB	5.00%	12/15/2029	1,325	1,400,273
Series 2012, RB	5.00%	12/15/2031	4,860	5,116,997
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB (f)	5.00%	12/31/2055	1,170	1,181,864
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, RB	7.00%	06/30/2040	890	894,468
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB (f)	7.00%	12/31/2038	1,500	1,703,160
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB (f)	5.00%	06/30/2058	2,430	2,675,576
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	560	561,574
				109,731,221
Utah–3.48%
Salt Lake (City of), UT;
Series 2017 A, RB (c)(f)	5.00%	07/01/2047	2,770	3,106,472
Series 2018 A, RB (f)	5.00%	07/01/2048	1,245	1,413,486
Series 2018 A, RB (f)	5.25%	07/01/2048	1,650	1,902,582
University of Utah; Series 2013 A, RB (c)	5.00%	08/01/2043	14,235	16,379,076
Utah (County of), UT; Series 2016 B, RB (c)	4.00%	05/15/2047	2,070	2,224,484
				25,026,100
Virgin Islands–0.25%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025	675	637,652
Series 2010 A, RB	5.00%	10/01/2029	1,250	1,167,288
				1,804,940
Virginia–2.53%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	1,275	1,956,704
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB	5.00%	09/01/2050	335	281,551
Virginia (State of) Commonwealth Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,345	1,533,757
Virginia (State of) Small Business Financing Authority (95 Express Lanes LLC); Series 2019, RB (f)	5.00%	01/01/2044	2,025	2,063,738
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, RB (f)	5.00%	01/01/2040	380	387,562
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB (f)	6.00%	01/01/2037	820	857,285
Series 2012, RB (f)	5.50%	01/01/2042	3,650	3,762,384
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB (f)	5.00%	07/01/2034	3,390	3,460,614
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB (f)	5.00%	12/31/2052	2,505	2,621,833
Virginia (State of) Small Business Financing Authority (Transform 66); Series 2017, RB (f)	5.00%	12/31/2049	1,190	1,249,215
				18,174,643
Washington–5.92%
Chelan (County of), WA Public Utility District No. 1;
Series 2011 A, Ref. RB (f)	5.50%	07/01/2025	1,080	1,136,387
Series 2011 A, Ref. RB (f)	5.50%	07/01/2026	1,175	1,235,830
Energy Northwest (Columbia Generating Station); Series 2020 A, Ref. RB	4.00%	07/01/2039	1,575	1,900,962
Kalispel Tribe of Indians; Series 2018 A, RB (e)	5.00%	01/01/2032	1,400	1,489,782
Washington (State of); Series 2019 A, GO Bonds (c)	5.00%	08/01/2042	1,910	2,405,760
Washington (State of) (SR 520 Corridor Program –Toll Revenue);
Series 2011 C, GO Bonds (c)	5.00%	06/01/2032	2,000	2,081,220
Series 2011 C, GO Bonds (c)	5.00%	06/01/2041	13,370	13,912,956
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,195	1,287,756
Series 2018, RB (c)(k)	5.00%	07/01/2048	4,275	4,593,830
Series 2018, RB	5.00%	07/01/2048	855	906,599
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB (c)(k)	5.00%	08/01/2044	$ 3,705	$ 4,150,341
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/2041	3,495	3,605,058
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (h)(i)	6.25%	05/15/2021	1,525	1,612,474
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	2,250	2,308,972
				42,627,927
West Virginia–0.42%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB (e)	7.50%	06/01/2043	850	836,383
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2010 A, Ref. RB	5.38%	12/01/2038	1,060	1,074,776
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB (d)	6.00%	10/01/2020	720	324,000
Series 2008, RB (d)	6.25%	10/01/2023	1,695	762,750
				2,997,909
Wisconsin–2.56%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB (e)	6.75%	08/01/2031	640	554,355
Series 2017, RB (e)	6.75%	12/01/2042	2,190	1,910,490
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB (c)	5.00%	03/01/2046	6,060	6,923,308
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (e)	5.13%	06/15/2039	630	561,368
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. RB (h)	5.50%	12/15/2020	2,000	2,056,440
Superior (City of), WI (Superior Water, Light & Power Co.);
Series 2007 A, Ref. RB (f)	5.38%	11/01/2021	700	702,681
Series 2007 B, RB (f)	5.75%	11/01/2037	625	627,419
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (e)	6.38%	01/01/2048	665	548,625
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,710	1,809,471
Series 2018 A, RB	5.35%	12/01/2045	1,710	1,802,391
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	895	921,877
				18,418,425
Wyoming–0.37%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(b)(c)	5.00%	01/01/2047	2,250	2,665,283
TOTAL INVESTMENTS IN SECURITIES(p)–168.26% (Cost $1,161,331,713)					1,210,533,846
FLOATING RATE NOTE OBLIGATIONS–(31.20)%
Notes with interest and fee rates ranging from 0.52% to 1.21% at 05/31/2020 and contractual maturities of collateral ranging from 09/01/2022 to 10/01/2055(q)					(224,470,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(37.99)%					(273,292,924)
OTHER ASSETS LESS LIABILITIES–0.93%					6,653,765
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$719,424,687
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to TOB Trusts entered into by the Trust.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $6,844,497, which represented less than 1% of the Trust’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $37,637,505, which represented 5.23% of the Trust’s Net Assets.
(f)	Security subject to the alternative minimum tax.
(g)	Zero coupon bond issued at a discount.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $36,786,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Security subject to crossover refunding.
(p)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2020. At May 31, 2020, the Trust’s investments with a value of $353,607,331 are held by TOB Trusts and serve as collateral for the $224,470,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	107	September-2020	$(14,879,688)	$(20,063)	$(20,063)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,209,001,039	$1,532,807	$1,210,533,846
Other Investments - Assets*
Investments Matured	—	—	6	6
Other Investments - Liabilities*
Futures Contracts	(20,063)	—	—	(20,063)
Total Investments	$(20,063)	$1,209,001,039	$1,532,813	$1,210,513,789

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
NOTE 2— Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Trust for Investment Grade Municipals